Capital Stock - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	$ 972,879	$ 1,977,186	$ 2,061,810
Common share awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	524,280	834,399	1,796,179
Stock option awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	$ 448,599	$ 1,142,787	$ 265,631